Marketable Securities, Available-for-Sale - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019 USD ($)
Investments Debt And Equity Securities [Abstract]
Unrealized losses recognized	$ 0
Maximum period in which investment is in gross unrealized loss	12 months